IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	6 Months Ended
Sep. 30, 2022
In-process Research And Development And Deferred Tax Liability
Schedule of In process research and development

Project #	Description	Value as of September 30, 2022	Value as of March 31, 2022
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$84,213	$84,213
PORT 3 (IMM65)	Ovarian/Prostate Cancers	32,997	32,997
		117,210	117,210

Oncomer/Saugatuck	DNA Aptamers	178	178

Tarus:
PORT 6 & PORT 7	Adenosine Receptors	27,536	–
PORT 8	Adenosine Receptors	500	–
PORT 9	Adenosine Receptors	562	–
		28,598	–

In-process research and development		$145,986	$117,388

Deferred tax liability		$25,602	$30,198